Revenues - Schedule of disaggregated revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Product sales	€ 68,279	€ 69,665
Other revenues from contracts with customers	1,847	3,710
Other non-IFRS 15 revenue	687	368
REVENUES	€ 70,813	€ 73,743